                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shanna S. Sullivan
Title: Vice President
Phone: (203)629-1980

Signature, Place, and Date of Signing:

  /s/ Shanna Sullivan             Greenwich, CT            January 11,2008
------------------------  ---------------------------    -------------------
      (Signature)                 (City, State)                (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number      Name
       --------------------      ---------------------------------------
       028-01190                 Frank Russell Company
       028-05788                 IXIS Asset Management Advisors, L.P.

                             Form 13F SUMMARY PAGE

Report Summary:       Sound Shore Management, Inc.

Number of Other Included Managers:                           2
                                                   -----------

Form 13F Information Table Entry Total:                     55
                                                   -----------

Form 13F Information Table Value Total:            $ 7,300,242
                                                   -----------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.   Form 13F File number    Name
--- ------------------------  ---------------------------------------
 1  028-01190                 Frank Russell Company
 2  028-05788                 IXIS Asset Management Advisors, L.P.

  Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite
                           180, Greenwich, CT 06830

                                                                     12/31/2007

Item 1            Item 2  Item 3     Item 4     Item 5             Item 6           Item 7           Item 8
------            ------ --------- ---------- ---------- -------------------------- ------ ---------------------------
                                                           Investment Discretion                Voting Authority
                  Title                                  --------------------------        ---------------------------
                    of    Cusip    Mkt. Value               Sole     Shared   Other           Sole    Shared   None
Name of Issuer    Class   Number    x $1000     Shares      (A)       (B)      (C)  Mgrs.     (A)      (B)     (C)
--------------    ------ --------- ---------- ---------- ---------- --------- ----- ------ ---------- ------ ---------
AES
  Corporation.... COMMON 00130H105   250,948  11,732,046 11,055,816   676,230               8,470,316   0    3,261,730
Altria Group,
  Inc............ COMMON 02209S103       692       9,150      9,150         0                   5,850   0        3,300
American Intl
  Group, Inc..... COMMON 026874107    81,620   1,400,006  1,264,346   135,660                 754,246   0      645,760
Aon
  Corporation.... COMMON 037389103   217,631   4,563,455  4,266,757   296,698               3,273,957   0    1,289,498
Apollo Group,
  Inc............ COMMON 037604105       704      10,037      9,750       287                   3,750   0        6,287
Atlas Pipeline
  Partners, L.... COMMON 049392103       429      10,000     10,000         0                   5,000   0        5,000
Bank of
  America
  Corporation.... COMMON 060505104   124,333   3,013,411  2,834,614   178,797               2,107,614   0      905,797
Barr
  Pharmaceuticals
  Inc............ COMMON 068306109   241,736   4,552,466  4,264,527   287,939               3,285,627   0    1,266,839
Barrick Gold
  Corporation.... COMMON 067901108   161,744   3,846,458  3,589,232   257,226               2,723,932   0    1,122,526
Baxter
  International
  Inc............ COMMON 071813109   209,111   3,602,260  3,376,845   225,415               2,596,745   0    1,005,515
Boston
  Scientific
  Corporation.... COMMON 101137107   184,540  15,867,616 14,872,981   994,635              11,318,881   0    4,548,735
CIGNA
  Corporation.... COMMON 125509109   258,845   4,817,521  4,508,102   309,419               3,450,802   0    1,366,719
CitiGroup,
  Inc............ COMMON 172967101       721      24,492     24,375       117                   3,034   0       21,458
Citizen's
  Communications. COMMON 17453B101       490      38,500     38,500         0                  16,500   0       22,000
Comcast
  Corporation
  Class A........ COMMON 20030N101   176,527   9,667,407  8,837,818   829,589               5,887,218   0    3,780,189
Credit Suisse
  Group.......... COMMON 225401108   181,683   3,023,017  2,816,864   206,153               2,205,964   0      817,053
Cytec Industries,
  Inc............ COMMON 232820100   119,006   1,932,539  1,813,550   118,989               1,406,850   0      525,689
DIRECTV
  Group Inc...... COMMON 25459L106       410      17,750     17,750         0                   6,750   0       11,000
El Paso
  Corporation.... COMMON 28336L109   255,860  14,841,039 13,889,594   951,445              10,624,294   0    4,216,745
Fannie Mae....... COMMON 313586109       441      11,025     11,025         0                   3,025   0        8,000
General Electric
  Company........ COMMON 369604103   282,474   7,620,017  7,156,455   463,562               5,527,755   0    2,092,262
Goodyear
  Tire &
  Rubber
  Company........ COMMON 382550101    99,231   3,516,340  3,291,175   225,165               2,506,575   0    1,009,765
Halliburton
  Company........ COMMON 406216101   176,608   4,658,605  4,365,938   292,667               3,334,938   0    1,323,667
Hewlett-Packard
  Company........ COMMON 428236103   143,010   2,833,011  2,667,838   165,173               2,036,838   0      796,173
Intl Business
  Machines
  Corp........... COMMON 459200101       221       2,048      2,048                                 0   0        2,048
Interpublic
  Group of
  Cos............ COMMON 460690100   147,513  18,189,075 16,813,944 1,375,131              11,740,444   0    6,448,631
Kimberly-Clark
  Company........ COMMON 494368103    96,127   1,386,311  1,279,922   106,389                 975,922   0      410,389
Kinetic
  Concepts,
  Inc............ COMMON 49460W208   170,950   3,191,745  2,989,490   202,255               2,284,290   0      907,455
Kraft Foods,
  Inc............ COMMON 50075N104       207       6,331      6,331         0                   4,048   0        2,283
Liberty Media
  Hldg Corp
  Capital........ COMMON 53071M302       229       1,969      1,969         0                     844   0        1,125
Lowe's
  Companies,
  Inc............ COMMON 548661107       221       9,750      9,750         0                   3,750   0        6,000
Marsh &
  McLennan
  Companies...... COMMON 571748102   135,879   5,133,320  4,754,593   378,727               3,616,793   0    1,516,527
Merck & Co.
  Inc............ COMMON 589331107       546       9,400      9,400         0                       0   0        9,400
Newmont
  Mining
  Corporation.... COMMON 651639106   130,530   2,673,155  2,521,977   151,178               1,996,077   0      677,078
Pfizer Inc....... COMMON 717081103   229,768  10,108,565  9,460,702   647,863               7,067,902   0    3,040,663
Pioneer Natural
  Resources
  Co............. COMMON 723787107   181,790   3,722,146  3,472,185   249,961               2,655,085   0    1,067,061
Royal Dutch
  Shell PLC
  ADR............ COMMON 780259206   124,607   1,479,899  1,385,699    94,200               1,061,299   0      418,600
Southwest
  Airlines
  Company........ COMMON 844741108   180,044  14,757,678 13,820,914   936,764              10,526,314   0    4,231,364
Spectra Energy
  Corporation.... COMMON 847560109   197,556   7,651,267  7,155,029   496,238               5,450,229   0    2,201,038
Sprint Nextel
  Corporation.... COMMON 852061100       348      26,527     26,375       152                   9,375   0       17,152
Sun
  Microsystems
  Inc............ COMMON 866810104   142,033   7,834,133  7,376,901   457,232               5,656,001   0    2,178,132
Symantec
  Corporation.... COMMON 871503108   127,620   7,907,054  7,475,235   431,819               5,799,035   0    2,108,019
TJX Companies,
  Inc............ COMMON 872540109       754      26,250     26,250         0                  10,250   0       16,000
Texas
  Instruments
  Inc............ COMMON 882508104   209,713   6,278,818  5,907,896   370,922               4,523,396   0    1,755,422
Textron
  Incorporated... COMMON 883203101       499       7,000      7,000         0                   3,000   0        4,000
Time Warner
  Cable Inc...... COMMON 88732J108    44,676   1,618,700  1,618,700         0               1,618,700   0            0
Time Warner,
  Inc............ COMMON 887317105   261,624  15,846,409 14,903,108   943,301              11,645,308   0    4,201,101
Unilever NV
  ADR............ COMMON 904784709   142,436   3,906,632  3,674,049   232,583               2,844,449   0    1,062,183
Unum Group....... COMMON 91529Y106   245,917  10,337,006  9,676,238   660,768               7,414,638   0    2,922,368
Walt Disney
  Holding
  Company........ COMMON 254687106   254,766   7,892,383  7,408,440   483,943               5,593,040   0    2,299,343
Washington Post
  Company........ COMMON 939640108   235,351     297,374    278,467    18,907                 213,667   0       83,707
Waste
  Management,
  Inc............ COMMON 94106L109   199,573   6,108,755  5,746,313   362,442               4,334,513   0    1,774,242
Western Digital
  Corporation.... COMMON 958102105   157,880   5,226,070  4,863,426   362,644               3,724,626   0    1,501,444
Invesco Ltd...... COMMON G491BT108   254,864   8,121,875  7,577,541   544,334               5,993,841   0    2,128,034
Flextronics
  International.. COMMON Y2573F102   257,206  21,327,179 19,967,845 1,359,334              15,194,845   0    6,132,334

   Totals:.......     55           7,300,242